Research and Development and Energy Efficiency (Tables)	12 Months Ended
Dec. 31, 2021
Balances recognized for investment in Research and Development (R&D) activities and the Energy Efficiency Program (EEP)

26.1	Balances recognized for investment in Research and Development (R&D) activities and the Energy Efficiency Program (EEP)

	Disbursed and not completed	Balance to be collected	Balance to disburse	Balance as of	Balance as of
				12.31.2021	12.31.2020
Research and Development - R&D
FNDCT	-	7,584	-	7,584	8,085
MME	-	3,790	-	3,790	4,041
R&D	195,059	1,299	89,671	286,029	332,746
	195,059	12,673	89,671	297,403	344,872
Energy efficiency program - EEP
Procel	-	19,883	-	19,883	5,855
EEP	94,290	2,574	212,947	309,811	314,284
	94,290	22,457	212,947	329,694	320,139
	289,349	35,130	302,618	627,097	665,011
			Current	292,495	380,186
			Noncurrent	334,602	284,825
National Fund for Scientific and Technological Development - FNDCT
National Program of Electricity Conservation - Procel

Changes in R&D and EEP balances

26.2	Changes in R&D and EEP balances

	FNDCT	MME	R&D	Procel	EEP	Total
Balance as of January 1, 2020	4,046	2,023	341,658	16,410	294,034	658,171
Additions	37,427	18,716	37,426	10,181	40,724	144,474
Performance agreement	-	-	-	-	3,545	3,545
Interest rate (Note 34)	-	-	4,253	1,469	6,828	12,550
Payments	(33,388)	(16,698)	-	(21,589)	-	(71,675)
Concluded projects (Note 12 - a)	-	-	(50,591)	-	(31,463)	(82,054)
Balance as of December 31, 2020	8,085	4,041	332,746	5,855	314,284	665,011
Additions	50,804	25,399	50,796	12,801	51,206	191,006
Performance agreement	-	-	-	-	3,010	3,010
Interest rate (Note 34)	-	-	3,664	1,227	9,923	14,814
Payments	(51,305)	(25,650)	(15,966)	-	(56,176)	(149,097)
Concluded projects (Note 12 - a)	-	-	(85,211)	-	(12,436)	(97,647)
Balance as of December 31, 2021	7,584	3,790	286,029	19,883	309,811	627,097